Related Party Transactions and Balances - Schedule of Amounts Due to Related Parties (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
HuaJun Yan [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	$ 202,971	$ 285,193
Caifen Yan [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties		300,000
Related Party [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	$ 202,971	$ 585,193